Shareholders' Equity (Details Narrative) $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended												6 Months Ended	12 Months Ended
	Nov. 30, 2017 $ / shares shares	Sep. 30, 2017 $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	May 31, 2017 $ / shares shares	Mar. 31, 2017 $ / shares shares	Feb. 28, 2017 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) shares	Jun. 30, 2016 $ / shares shares	May 31, 2016 USD ($) $ / shares shares	Apr. 30, 2015 shares	Jun. 30, 2016 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Sep. 30, 2016 USD ($)	Jun. 16, 2016 USD ($) $ / shares	May 31, 2016 ILS (₪) shares	May 18, 2016 USD ($) $ / shares shares
Ordinary shares, shares authorized							37,500,000							37,500,000	37,500,000
Ordinary shares, par value | $ / shares							$ 0.03							$ 0.03	$ 0.03
Accrued interest | $																		$ 247
Number of shares purchased, shares								150,000
Consideration of purchase price value | $														$ 9,726		$ 7,430
Offering cost | $														$ 174
Stock option granted														1,170,000
Stock option exercise price | $ / shares							$ 0.91	$ 1.16						$ 1.91	$ 0.91
Stock option vested														415,781
Share based compensation | $														$ 559	$ 111
Unrecognized compensation expense | $														$ 1,924
Ordinary Shares [Member]
Offering cost | $																$ 1,070
Stock option granted							40,000
Stock option exercise price | $ / shares							$ 1.17								$ 1.17
Warrant [Member]
Offering cost | $															$ 204
Warrant to purchase of ordinary shares														1,454,545
Warrant exercise price | $ / shares														$ 0.55
Employees and Officers [Member]
Stock option granted	20,000	613,750		100,000									984,375
Stock option exercise price | $ / shares	$ 3.39	$ 2.96		$ 1.14						$ 0.9			$ 0.9
Stock option vesting description	The options will vest as follows: 25% of the options granted will vest in November 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021. These options will be exercisable for 48 months following the date of the vesting.	The options will vest as follows: 25% of the options granted will vest in February 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021. These options will be exercisable for 48 months following the date of the vesting.		The options will vest as follows: 25% of the options granted will vest in February 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021.									The options will vest as follows: 25% of the options granted to each employee will vest in June 2017; additional 75% shall vest in three equal annual installments of 25% each until June 2020.
Chief Executive Officer [Member]
Number of shares purchased, shares								68,750
Stock option granted										168,750
Stock option exercise price | $ / shares								$ 1.16		$ 0.90			$ 0.90
Share based compensation | $								$ 71
Vesting period								4 years
Former Chief Executive Officer [Member]
Stock option vested								126,563
New Officer [Member]
Stock option granted						37,500
Stock option exercise price | $ / shares						$ 1.26
Stock option vesting description						The options will vest as follows: 25% of the options granted will vest in February 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021.
Consultant [Member]
Stock option granted					222,000
Stock option exercise price | $ / shares					$ 1.22
Stock option vesting description					The options will vest as follows: 25% of the options granted will vest in February 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021. These options will be exercisable for 48 months following the date of the vesting.
Consultant [Member] | Warrant [Member]
Warrant to purchase of ordinary shares							106,383							404,255	106,383					510,638
Warrant exercise price | $ / shares							$ 0.47							$ 0.47	$ 0.47					$ 0.47
Warrant exercise price value | $							$ 50							$ 190	$ 50
Investor [Member]
Number of ordinary shares converted			1,322,917
Warrant to purchase of ordinary shares							2,659,575							1,595,744	2,659,575
Warrant exercise price | $ / shares							$ 0.47							$ 0.47	$ 0.47
Warrant exercise price value | $							$ 1,250							$ 750	$ 1,250
Investor [Member] | Additional Ordinary Shares [Member]
Warrant to purchase of ordinary shares														2,181,818
Warrant exercise price | $ / shares														$ 0.55
Warrant exercise price value | $														$ 1,200
2015 Share Option Plan [Member]
Ordinary shares, shares authorized												1,500,000
Option expire term												10 years
Stock Option Plan [Member]
Stock option granted														21,250
Investor [Member]
Ordinary shares, shares authorized											8,510,638								8,510,638
Warrant outstanding | $											$ 4,000
Offering cost | $											$ 169
Number of shares purchased, shares			4,604,500
Consideration of purchase price value | $			$ 9,900
Shares purchased price per share | $ / shares			$ 2.15															$ 2.40
Offering cost | $			$ 174
Warrant to purchase of ordinary shares																				3,636,363
Warrant exercise price | $ / shares																				$ 0.55
Warrant exercise price value | $																				$ 2,000
Investor [Member] | Warrant [Member]
Warrant to purchase of ordinary shares																				4,255,319
Warrant exercise price | $ / shares																				$ 0.47
Warrant exercise price value | $																				$ 2,000
Shareholder [Member]
Ordinary shares description									every two (2) Ordinary shares with a nominal (par) value of NIS 0.015 each will be consolidated into one (1) Ordinary share with a nominal (par) value of NIS 0.03 each.
Outstanding loan converted | $									$ 102
Accrued interest | $									$ 11
Number of ordinary shares converted									115,700
NIS [Member]
Value of shares authorized																	$ 1,125,000		₪ 675
Ordinary shares, shares authorized											37,500,000								37,500,000
Ordinary shares, par value | $ / shares											$ 0.03